Consolidated Balance Sheet - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Non-current assets
Property, plant and equipment	€ 8,361.1	€ 9,438.0	€ 9,029.6
Right of use assets	188.2	236.8	130.7
Intangible assets	146.4	146.4	146.4
Derivative financial instruments	111.3	378.5	227.5
Other assets	48.7
Deferred tax	14.0	53.6	43.2
Total non-current assets	8,869.7	10,253.3	9,446.7
Current assets
Inventories	3.6	3.3	2.9
Other assets	179.8	178.7	238.0
Current tax		44.5
Assets held for sale		98.7
Trade receivables	18.6	67.5	59.5
Derivative financial instruments	106.0	293.2	308.7
Restricted cash	34.1	34.4	34.9
Financial assets: cash > 3 months	465.5	1,207.2	1,484.4
Cash and cash equivalents	2,650.7	2,566.4	1,675.6
Total current assets	3,458.3	4,493.9	3,804.0
Total assets	12,328.0	14,747.2	13,250.7
Current liabilities
Provisions	10.3	43.3
Trade payables	336.0	1,368.2	573.8
Accrued expenses and other liabilities	1,274.9	2,589.4	2,992.1
Current lease liability	52.5	75.0
Current maturities of debt	1,725.9	382.3	309.4
Current tax	48.1		31.6
Derivative financial instruments	79.2	1,050.0	189.7
Total current liabilities	3,526.9	5,508.2	4,096.6
Non-current liabilities
Provisions	47.4	36.6	135.6
Trade payables	179.9
Derivative financial instruments	6.4	180.5	8.0
Deferred tax	272.4	353.5	460.6
Non-current lease liability	130.6	170.9
Non-current maturities of debt	3,517.8	3,583.0	3,335.0
Total non-current liabilities	4,154.5	4,324.5	3,939.2
Shareholders' equity
Issued share capital	6.7	6.5	6.8
Share premium account	1,161.6	738.5	719.4
Other undenominated capital	3.5	3.5	3.2
Retained earnings	3,232.3	4,245.0	4,181.9
Other reserves	242.5	(79.0)	303.6
Shareholders' equity	4,646.6	4,914.5	5,214.9
Total liabilities and shareholders' equity	€ 12,328.0	€ 14,747.2	€ 13,250.7